Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 18,681	$ 15,885
Non-interest revenue	12,518	17,825
Total Revenue	31,199	33,710
Total provision for (recovery of) credit losses	2,178	313
Insurance claims, commissions and changes in policy benefit liabilities	1,939	(683)
Depreciation and amortization	2,099	1,480
Non-interest expense	19,120	14,714
Income Before Provision for Income Taxes	5,863	17,886
Provision for (recovery of) income taxes	1,486	4,349
Reported net income (loss)	4,377	13,537
Non-controlling interest in subsidiaries	12
Net income (loss) attributable to bank shareholders	4,365	13,537
Average assets	1,248,356	1,072,497
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1,180	502
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	998	(189)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	8,308	7,449
Non-interest revenue	2,519	2,419
Total Revenue	10,827	9,868
Total provision for (recovery of) credit losses	930	341
Insurance claims, commissions and changes in policy benefit liabilities	0
Depreciation and amortization	573	516
Non-interest expense	4,197	3,833
Income Before Provision for Income Taxes	5,127	5,178
Provision for (recovery of) income taxes	1,409	1,352
Reported net income (loss)	3,718	3,826
Non-controlling interest in subsidiaries	0
Net income (loss) attributable to bank shareholders	3,718
Average assets	317,878	292,087
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	784	432
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	146	(91)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	7,853	5,037
Non-interest revenue	1,573	1,265
Total Revenue	9,426	6,302
Total provision for (recovery of) credit losses	510	17
Insurance claims, commissions and changes in policy benefit liabilities	0
Depreciation and amortization	889	424
Non-interest expense	4,613	2,619
Income Before Provision for Income Taxes	3,414	3,242
Provision for (recovery of) income taxes	690	745
Reported net income (loss)	2,724	2,497
Non-controlling interest in subsidiaries	6
Net income (loss) attributable to bank shareholders	2,718
Average assets	218,674	145,187
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	380	107
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	130	(90)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	1,416	1,188
Non-interest revenue	5,978	3,336
Total Revenue	7,394	4,524
Total provision for (recovery of) credit losses	18	(2)
Insurance claims, commissions and changes in policy benefit liabilities	1,939	(683)
Depreciation and amortization	300	258
Non-interest expense	3,662	3,306
Income Before Provision for Income Taxes	1,475	1,645
Provision for (recovery of) income taxes	349	394
Reported net income (loss)	1,126	1,251
Non-controlling interest in subsidiaries	0
Net income (loss) attributable to bank shareholders	1,126
Average assets	58,661	50,488
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	5	2
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	13	(4)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	2,553	3,197
Non-interest revenue	3,897	2,975
Total Revenue	6,450	6,172
Total provision for (recovery of) credit losses	18	(43)
Insurance claims, commissions and changes in policy benefit liabilities	0
Depreciation and amortization	337	282
Non-interest expense	3,942	3,573
Income Before Provision for Income Taxes	2,153	2,360
Provision for (recovery of) income taxes	471	588
Reported net income (loss)	1,682	1,772
Non-controlling interest in subsidiaries	0
Net income (loss) attributable to bank shareholders	1,682
Average assets	416,261	390,306
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	9	(32)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	9	(11)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(1,449)	(986)
Non-interest revenue	(1,449)	7,830
Total Revenue	(2,898)	6,844
Total provision for (recovery of) credit losses	702
Insurance claims, commissions and changes in policy benefit liabilities	0
Depreciation and amortization	0
Non-interest expense	2,706	1,383
Income Before Provision for Income Taxes	(6,306)	5,461
Provision for (recovery of) income taxes	(1,433)	1,270
Reported net income (loss)	(4,873)	4,191
Non-controlling interest in subsidiaries	6
Net income (loss) attributable to bank shareholders	(4,879)
Average assets	236,882	194,429
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	2	(7)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ 700	$ 7